SUBSEQUENT EVENT (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2012
Subsequent Event 1	166,666
Subsequent Event 2	$ 0.15
Subsequent Event 3	$ 25,000
Subsequent Event 4	1,000,000